EQUITY (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
EQUITY:
Balance, shares | shares	32,911,134
Balance | $	$ 1,316,445
Vesting of restricted shares, shares | shares	142,189
Vesting of restricted shares, Value | $	$ 5,688
Balance, shares | shares	33,053,323
Balance | $	$ 1,322,133